Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Disaggregation of Revenues

	Year Ended December 31,
U.S.$ millions	2025	2024
Revenues from contracts with customers
Capacity arrangements and transportation [1]	1,634	1,662
Other [2]	(169)	—
	1,465	1,662
Marketing activities [3]	403	453
Other revenues [2]	118	5
Total Revenues	1,986	2,120
1.Capacity arrangements and transportation revenues include $18 million (2024 – $24 million) relating to the Intra-Alberta & Other segment. The remaining revenue relates to the Company's Keystone Pipeline System segment.
2.Other revenues from contracts with customers includes a gross reduction in revenue of $169 million related to amounts accrued under the terms of the Withdrawal of Keystone Variable Toll Disputes. Refer to Note 23, Commitments, Contingencies, and Guarantees for additional details. For the year ended December 31, 2025, other revenues of $118 million include $126 million related to the amounts accrued for the indemnified amount receivable from the Former Parent in connection with the Withdrawal of Keystone Variable Toll Disputes and a ($10 million) reduction relating to indemnified amounts due to the Former Parent for the CER variable toll disputes. Refer to Note 23, Commitments, Contingencies, and Guarantees for additional details.
3.Relates to revenue from the Company's marketing activities and financial instruments. Refer to Note 21, Risk Management and Financial Instruments for additional information.
During the year ended December 31, 2025, three major customers accounted for $634 million, $323 million, and $183 million, respectively, in revenues, each representing more than 10 per cent of total revenues from contracts with customers (2024 – three major customers accounted for $630 million, $322 million, and $175 million, respectively).
Contract Balances

	December 31,	December 31,	Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2025	2024
Receivables from contracts with customers	475	329	Accounts receivable
Contract liabilities [1]	16	15	Accounts payable and other
Long-term contract liabilities	24	19	Other long-term liabilities
1.During the year ended December 31, 2025, $13 million (2024 – $17 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.
Contract liabilities and long-term contract liabilities represent unearned revenue for contracted services.
Future Revenues from Remaining Performance Obligations
As at December 31, 2025, total fixed future revenues from long-term pipeline capacity arrangements and transportation contracts extending through 2047 are approximately $6.1 billion, of which approximately $1 billion is expected to be recognized in 2026.
Revenues related to the following are not included in the future revenues above:
•contracts with performance obligations that have original expected duration of one year or less; and
•constrained variable considerations as volumes and costs to be recovered cannot be estimated.